SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill, Impairment Loss	$ 0	$ 0